RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company, which was formed in 2003 as a wholly-owned subsidiary of Frontline, was partially spun-off in 2004 and its shares commenced trading on the New York Stock Exchange in June 2004. A significant proportion of the Company’s business continues to be transacted with related parties.
The Company has transactions with the following related parties being companies in which our principal shareholders Hemen Holding Ltd. and Farahead Investment Inc. (hereafter jointly referred to as “Hemen”) and companies associated with Hemen have a significant direct or indirect interest:

•Frontline
•Frontline Shipping and Frontline Shipping II (collectively Frontline Charterers)
•Seadrill
•NADL
•Golden Ocean Group Limited (“Golden Ocean”)
•Deep Sea
•Golar LNG Limited (“Golar”)
•United Freight Carriers LLC ("UFC")

The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (Note 6):

(in thousands of $)	June 30, 2014	December 31, 2013
Amounts due from:
Frontline Charterers	13,424	—
Frontline	6,101	10,016
UFC	786	770
NADL	—	2,163
Seadrill	100	300
Current accounts due from associated companies	9,104	—
Other related parties	689	—
Total amount due from related parties	30,204	13,249
Loans to related parties - associated companies, long-term
SFL West Polaris	99,171	100,383
SFL Deepwater	109,088	115,222
SFL Hercules	145,000	120,110
SFL Linus	125,000	195,000
Total loans to related parties - associated companies, long-term	478,259	530,715
Loans to related parties - others, long-term
Frontline Ltd	45,701	48,847
Total loans to related parties - others, long-term	45,701	48,847
Amounts due to:
Frontline Charterers	229	815
Frontline Management	1,589	1,011
Bluelot	—	6,064
Corte Real	—	6,018
Deep Sea	89	—
Other related parties	32	57
Total amount due to related parties	1,939	13,965

SFL West Polaris, SFL Deepwater, SFL Hercules and SFL Linus are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at June 30, 2014 within the financial statements (see Note 7). As described below in "Related party loans", at June 30, 2014 the long-term loans from Ship Finance to SFL West Polaris, SFL Deepwater, SFL Hercules and SFL Linus, are presented net of their respective current accounts to the extent that it is an amount due to the associates.
The amounts due to Bluelot and Corte Real in 2013 were balances on the current accounts between those companies and Ship Finance.
Related party leasing and service contracts
As at June 30, 2014, 20 of the Company’s vessels which were leased to the Frontline Charterers (December 31, 2013: 20) and two of its offshore supply vessels which were leased to subsidiaries of Deep Sea (December 31, 2013: two) have been recorded as direct financing leases. In addition, under operating leases at June 30, 2014 were four offshore supply vessels which were leased to subsidiaries of Deep Sea (December 31, 2013: four) and four vessels which were leased to UFC (December 31, 2013: four).
At June 30, 2014, the combined balance of net investments in direct financing leases with the Frontline Charterers and Deep Sea was $883.4 million (December 31, 2013: $1,016.9 million) of which $45.0 million (December 31, 2013: $45.1 million) represents short-term maturities.

At June 30, 2014, the net book value of assets leased under operating leases to UFC and Deep Sea was $205.8 million (December 31, 2013: $212.9 million).

A summary of leasing revenues earned from the Frontline Charterers, UFC and Deep Sea is as follows:

	Six months ended		Year ended
Payments (in millions of $)	June 30, 2014	June 30, 2013	December 31, 2013
Operating lease income	13.9	11.0	24.0
Direct financing lease interest income	23.2	28.5	55.4
Finance lease service revenue	23.5	26.7	52.4
Direct financing lease repayments	22.5	24.2	47.4
Cash sweep and profit share income	14.3	0.1	0.8

In addition, the Company paid the following fees:

	Six months ended		Year ended
Payments (in millions of $)	June 30, 2014	June 30, 2013	December 31, 2013
Frontline Charterers:
Vessel Management Fees	24.5	27.5	54.2
Management Supervision Fees	1.6	1.2	2.4
Administration Services and other	0.3	0.2	0.4
Golden Ocean:
Operating Management Fees	0.4	0.3	0.7
Office Facilities:
Golar Management UK Limited	0.1	0.1	0.2
Frontline Management AS	0.2	0.2	0.3

Related party loans – associated companies
In 2010, Ship Finance entered into agreements with the wholly owned subsidiaries SFL West Polaris and SFL Deepwater granting fixed interest loans to them of $145.0 million and $290.0 million, respectively. These loans are repayable in full on July 11, 2023, and October 1, 2023, respectively, or earlier if the companies sell their drilling units. In June 2013, SFL Deepwater repaid $145.0 million of its debt to Ship Finance following the transfer of one of its rigs to SFL Hercules. In June 2013, Ship Finance granted a loan of $145.0 million to SFL Hercules on the same terms as that of SFL Deepwater. In addition, Ship Finance entered into a loan agreement with the wholly owned subsidiary SFL Linus in the amount $195.0 million. In February 2014, SFL Linus repaid $70.0 million of its debt to Ship Finance and began paying a fixed interest on the remaining balance which is repayable in full on June 30, 2029 or earlier if the subsidiary sells its drilling unit.
Ship Finance is entitled to take excess cash from these companies, and such amounts are recorded within their current accounts with Ship Finance. The loan agreements specify that the balance on the current accounts will have no interest applied and will be settled by offset against the eventual repayments of the fixed interest loans to the extent that it is a receivable from Ship Finance. In the six months ended June 30, 2014, the Company accrued interest income on these loans of $3.3 million from SFL West Polaris (six months ended June 30, 2013: $3.3 million; year ended December 31, 2013: $6.5 million), $3.3 million from SFL Deepwater (six months ended June 30, 2013: $6.3 million, year ended December 31, 2013: $9.6 million), $3.3 million from SFL Hercules (six months ended June 30, 2013: $0.2 million, year ended December 31, 2013: $3.5 million) and $2.1 million from SFL Linus (six months ended June 30, 2013: $nil, year ended December 31, 2013: $nil).